Note 6 Total Group assets by operating segments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Total Assets of the Group by business segments [Line Items]
Assets	€ 662,885	€ 733,797		€ 695,471
SPAIN
Total Assets of the Group by business segments [Line Items]
Assets	413,477	408,030	[1]	367,678	[1]
MEXICO
Total Assets of the Group by business segments [Line Items]
Assets	118,106	110,236	[1]	109,087	[1]
TURKEY
Total Assets of the Group by business segments [Line Items]
Assets	56,245	59,585	[1]	64,416	[1]
South America [Member]
Total Assets of the Group by business segments [Line Items]
Assets	56,124	55,436	[1]	54,996	[1]
Rest of business [Member]
Total Assets of the Group by business segments [Line Items]
Assets	40,314	35,172	[1]	32,891	[1]
Subtotal assets by operating segments [Member]
Total Assets of the Group by business segments [Line Items]
Assets	684,266	668,460	[1]	629,068	[1]
Corporate Center And Adjustments [Member]
Total Assets of the Group by business segments [Line Items]
Assets	(21,381)	65,336	[1]	66,403	[1]
Assets [member]
Total Assets of the Group by business segments [Line Items]
Assets	€ 662,885	€ 733,797	[1]	€ 695,471	[1]

[1]	(*) The figures corresponding to 2020 and 2019 have been restated.